Share Capital	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Share Capital
16.	SHARE CAPITAL

(a)	Authorized and issued
The Company is authorized to issue an unlimited number of common shares with no par value.
On August 20, 2019, the Company completed a consolidation of its common shares at a ratio of five pre-consolidation
common shares for one post-consolidation common share (the “Consolidation”). No fractional common shares were issued in connection with the Consolidation. As a result of the Consolidation, shares issuable pursuant to the Company’s outstanding stock options, share purchase warrants, RSUs and other convertible securities were proportionally adjusted on the same basis.
At December 31, 2020, 242.4 million common shares were issued and outstanding.
(b)	Share issuances
On March 10, 2020, in conjunction with the Leagold Acquisition and concurrent financings, the Company closed a non-brokered
private placement for 6,472,491 common shares of the Company at a price of $6.18 per share for gross proceeds of $40 million, including $36.0 million in common shares issued to the Company’s Chairman, Ross Beaty, which is a related party transaction. The Company incurred $0.1 million in share issuance costs.
Pacific Road exercised its anti-dilution option pursuant to its investor rights agreement with the Company in relation to the issuance of shares for the Leagold Acquisition. On April 9, 2020, the Company issued 461,947 common shares to Pacific Road at a price of $6.18 per common share for proceeds of $2.9 million.
During the year ended December 31, 2020, the Company issued 26.5 million (2019 – 0.4 million) common shares for warrants and options exercised and received proceeds of $171.5 million (2019 – $0.7 million).
On June 30, 2019, the Company issued 2.2 million common shares as settlement of the first principal instalment and accrued interest due under the Debenture (note 11(e)).
On March 17, 2021, the Company completed the first tranche of a non-brokered
private placement (the “Private Placement”) of subscription receipts at a price of C$10.00 per subscription receipt for gross proceeds of C$67.9 million. The second tranche of the Private Placement is expected to close in late March 2021, for total proceeds to the Company of up to C$75.0 million. The Private Placement is in conjunction with the expected closing of the acquisition of Premier Gold. Each subscription entitled the holder to receive one common share of Equinox Gold. Certain of the Company’s executives and directors subscribed for C$40..4 million in subscription receipts which is a related party transaction.

(c)	Share-based compensation plans
The following table summarizes
non-cash
share-based compensation for the period:

	2020	2019
Share purchase option expense	$618	$903
RSU expense	3,320	2,542
PSU expense	3,882	2,187
DSU expense	320	-
Total compensation expense	$8,140	$5,632

Compensation expense included in:
General and administration	$6,751	$5,017
Operating expenses	1,063	386
Exploration	326	229
	$8,140	$5,632

(i)	Share purchase options
The Company has an incentive stock option plan (the “Option Plan”) whereby the Company may grant stock options to eligible employees, officers, directors and consultants with the exercise price, expiry date, and vesting conditions determined by the Board of Directors. All options are equity settled. The Option Plan provides for the issuance of up to 10% of the Company’s issued common shares as at the date of the grant.
During the year ended December 31, 2020, the Company granted 0.2 million (2019 – 0.4 million) share purchase options to directors, officers, employees and consultants of the Company. The fair value of options granted was determined using the Black-Scholes option pricing model using the following weighted average assumptions:

	2020	2019
Exercise price (C$)	$11.80	$5.30
Risk-free interest rate	0.4%	1.8%
Volatility	65.2%	65.7%
Dividend yield	0%	0.0%
Expected life	5.0 years	5.0 years
Total share-based compensation expense for the year ended December 31, 2020 related to the vesting of stock options was $0.6 million (2019 – $0.9 million).
A summary of the Company’s share purchase options is as follows:

	Shares issuable on exercise of options	Weighted average exercise price (C$)
Outstanding, December 31, 2018	2,776,302	$6.35
Granted	359,210	5.30
Exercised	(240,895)	2.85
Expired/forfeited	(219,504)	10.97

Outstanding, December 31, 2019	2,675,113	$5.99
Issued in Leagold Acquisition	5,728,647	7.77
Granted	156,200	11.80
Exercised	(5,559,803)	7.38
Expired/forfeited	(81,087)	8.52

Outstanding, December 31, 2020	2,919,070	$7.09
At December 31, 2020, the Company had the following options issued and outstanding:

Options Outstanding				Options Exercisable
Range of exercise price (C$)	Number of options	Weighted average exercise price (C$)	Weighted average remaining contractual life (years)	Number of options	Weighted average exercise price (C$)
$1.89 - $2.99	591,820	$2.89	0.71	591,820	$2.89
$3.00 - $4.99	3,000	4.75	2.61	3,000	4.75
$5.00 - $6.99	1,211,514	5.72	2.06	1,070,223	5.78
$7.00 - $8.99	687,374	8.53	1.28	687,374	8.53
$9.00 - $17.15	425,362	14.52	2.04	269,162	16.10

	2,919,070			2,621,579
The weighted average exercise price of options exercisable at December 31, 2020, was C$6.90.
(ii)	Restricted share units
Equity settled RSUs
Under the terms of the Equinox Gold Restricted Share Unit Plan (“RSU Plan”) the Board of Directors may, from time to time, grant to directors, officers, employees, and consultants, RSUs and performance based RSUs (“pRSUs”) in such numbers and for such terms as may be determined by the Board of Directors. RSUs granted under the RSU Plan are exercisable in shares after the vesting conditions, as specified by the Board of Directors, are met and until the third calendar year after the year in which the RSUs have been granted.
During year ended December 31, 2020, the Company granted 0.4 million RSUs (2019 – 0.5 million) and 0.2 million pRSUs (2019 – 0.1 million) to directors, officers and employees. The fair value of RSUs was determined based on the Company’s share price on the date of grant. The weighted average share price for RSUs granted in the year was C$11.25 (2019 – C$5.65).
The pRSUs vest in two tranches and the number of shares issued will range from 0% to 200% of the grant based on the achievement of gold production targets and total shareholder return compared to the S&P Gold Miners Index over a three-year period. Compensation expense related to the pRSUs is recorded over the three-year vesting period and the amount is adjusted at each reporting period to reflect the change in quoted market value of the Company’s common shares, the number of pRSUs expected to vest, and the expected performance factor.
During the year ended December 31, 2020, the Company issued 0.5 million and 0.2 million common shares to settle RSUs and pRSUs, respectively (2019 – 0.2 million RSUs; 0.1 million pRSUs). Total share-based compensation expense for the year ended December 31, 2020 related to the vesting of RSUs and pRSUs was $6.2 million (2019 – $3.9 million).
A continuity table of the equity-settled RSUs and pRSUs outstanding is as follows:

	RSUs	pRSUs
Outstanding, December 31, 2018	543,276	1,142,544
Granted	488,560	143,740
Settled	(220,289)	(129,706)
Forfeited	(8,500)	(44,200)

Outstanding, December 31, 2019	803,047	1,112,378
Granted	375,017	213,600
Settled	(463,608)	(179,938)
Forfeited	(4,750)	(740)

Outstanding, December 31, 2020	709,706	1,145,300
Cash-settled RSUs
Under the terms of the RSU plan, certain RSUs granted to eligible employees entitle the holder to a cash payment equal to the number of RSUs granted, multiplied by the quoted market value of the Company’s common shares on completion of the vesting period (the “cash-settled RSUs”). Compensation expense related to these RSUs is recorded over a two-year
vesting period. The amount of compensation expense is adjusted at each reporting period to reflect the change in quoted market value of the Company’s common shares and the number of RSUs expected to vest.
During the year ended December 31, 2020, the Company granted 0.1 million cash-settled RSUs (2019 - 0.2 million) with a weighted average grant date fair value of C$10.52.
A continuity table of the cash-settled RSUs outstanding is as follows:

RSUs outstanding
Outstanding, December 31, 2018	-
Granted	168,800

Outstanding, December 31, 2019	168,800
Granted	78,900
Settled	(65,900)
Forfeited	(37,000)

Outstanding, December 31, 2020	144,800
The total fair value of cash-settled RSUs outstanding as at December 31, 2020 was $1.2 million (December 31, 2019 – $0.2 million) and is included in other liabilities.

(iii)	Performance share units
As part of the Leagold Acquisition (note 5), the Company issued 369,915 replacement performance share units (“PSUs”) under Leagold’s PSU plan. The PSUs vest in three tranches based on the achievement of certain gold production targets at the Los Filos, Fazenda, RDM, Pilar and Santa Luz mines and are payable in cash. All unvested PSUs expire on December 31 of the third year following the calendar year in which the PSUs were granted. The fair value of the PSUs is based on the current share price and reflects management’s best estimates of the probability that gold production targets will be achieved.
A continuity table of the PSUs outstanding is as follows:

PSUs outstanding
Outstanding, December 31, 2019	-
Issued in Leagold Acquisition	369,915
Settled	(72,533)
Forfeited	(14,506)
Outstanding, December 31, 2020	282,876
The total fair value of PSUs outstanding as at December 31, 2020 was $2.3 million (December 31, 201
9
 – $nil) and is included in other liabilities.
(iv)	Deferred share units
Under the terms of the Equinox Gold DSU Plan (“DSU Plan”),
non-executive
directors may elect to receive all or a portion of their annua
l
 compensation in the form of deferred share units (“DSUs”) which are linked to the value of the Company’s common shares. DSUs are issued on a quarterly basis under the terms of the DSU Plan, based on the five-day
volume weighted average trading price of the Company’s common shares at the date of grant. DSUs vest immediately and are redeemable in cash.
As part of the Leagold Acquisition (note 5), the Company issued 319,286 replacement DSUs to non-executive
directors of Leagold. The DSUs are redeemable for 90 days from the date a director ceases to be a member of the Board.
A continuity table of the DSUs outstanding is as follows:

DSUs outstanding
Outstanding, December 31, 2019	-
Issued in Leagold Acquisition	319,286
Granted	8,266
Redeemed	(202,115)
Outstanding, December 31, 2020	125,437
The weighted average fair value of DSUs granted in the year was C$16.44 per unit at the date of grant.
The total fair value of DSUs outstanding as at December 31, 2020 was $1.3 million (December 31, 2019 – $nil) and is included in other liabilities.

(v)	Share purchase warrants
A continuity of the Company’s share purchase warrants is as follows:

	Shares issuable on exercise of warrants	Weighted average exercise price (C$)
Outstanding, December 31, 2018	24,565,862	$11.90
Exercised	(363,235)	5.36
Expired	(151,437)	14.60

Outstanding, December 31, 2019	24,051,190	$12.00
Issued in Leagold Acquisition	16,626,569	11.14
Exercised	(20,976,625)	9.48
Expired	(675,976)	13.16

Outstanding, December 31, 2020	19,025,158	$14.00
At December 31, 2020, the Company had the following share purchase warrants issued and outstanding:

Range of exercise price (C$) (1)	Shares issuable on exercise of warrants	Weighted average exercise price (C$) (1)	Expiry dates
$3.67 - $4.99	317,454	$3.67	May 2021
$5.00 - $9.99	840,776	5.61	March 2021 – May 2023
$10.00 - $14.99	1,849,262	10.91	January 2021 – March 2022
$15.00	16,017,666	15.00	October 2021

	19,025,158

(1)
17,701,156 warrants with a weighted average exercise price of C$14.21 are exercisable into one common share of Equinox Gold and one-quarter
of a share of Solaris. Equinox Gold will receive nine-tenths of the proceeds from the exercise of each of these warrants and the remaining proceeds will be paid to Solaris.